Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating segments [Abstract]
Number of operating segments | segment	1
Disclosure of geographical areas [line items]
Product revenue	$ 36,831	$ 33,616	$ 60,551
Broadband IoT
Disclosure of geographical areas [line items]
Product revenue	17,655	21,842	36,181
Massive IoT
Disclosure of geographical areas [line items]
Product revenue	19,176	11,774	24,370
Products
Disclosure of geographical areas [line items]
Product revenue	12,007	8,060	22,974
license fee
Disclosure of geographical areas [line items]
revenue from sales of other services	22,513	22,997	31,005
Development and other services
Disclosure of geographical areas [line items]
revenue from sales of license	2,311	2,559	6,572
Total Asia
Disclosure of geographical areas [line items]
Product revenue	12,641	21,823	27,294
America
Disclosure of geographical areas [line items]
Product revenue	468	29	1,066
China
Disclosure of geographical areas [line items]
Product revenue	11,430	21,702	24,018
Rest of Asia
Disclosure of geographical areas [line items]
Product revenue	743	92	2,210
Germany
Disclosure of geographical areas [line items]
Product revenue	801	1,001	15,525
China
Disclosure of geographical areas [line items]
Product revenue	20,368	8,666	16,749
Rest of world
Disclosure of geographical areas [line items]
Product revenue	$ 3,021	$ 2,126	$ 983
Revenue Risk [Member] | International
Disclosure of geographical areas [line items]
Concentration Risk, Percentage	96.20%	96.20%	99.80%